SCHEDULE OF DUE FROM RELATED PARTIES (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Sep. 30, 2025
IfrsStatementLineItems [Line Items]
Related Parties	$ 1,180	$ 391
Weilai Zhang [member]
IfrsStatementLineItems [Line Items]
Related Parties	347	100
Lei Deng [member]
IfrsStatementLineItems [Line Items]
Related Parties	3	1
Baiya International Group Inc [member]
IfrsStatementLineItems [Line Items]
Related Parties	$ 830	$ 290